Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Total current assets	$ 36,963,047		$ 23,169,058
Property and equipment, net	15,167,367		1,437,311
Operating lease right-of-use asset	317,208		513,763
Other assets	155,490		47,240
Total Assets	52,603,112		25,167,372
Accrued liabilities	3,142,977		1,576,433
Operating lease liabilities – current	410,158		353,598
Notes payable – current			10,250,000
Notes payable, related parties – current			3,000,000
Current liabilities:
Accounts payable	324,484		1,402,424
Total current liabilities	3,877,619		16,582,455
Warrant liabilities	32,688,342
Operating lease liabilities – long-term	87,214		467,208
Notes payable – long-term, net of discount	15,922,118		14,708,333
Other liabilities			20,833
Total Liabilities	52,575,293		31,778,829
Stockholders’ (Deficit) Equity
Preferred stock
Common stock	4,725		967
Additional paid-in capital	68,128,196		33,221,505
Accumulated deficit	(68,105,102)		(39,844,531)
Total Stockholders’ (Deficit) Equity	27,819	$ (13,083,601)	(6,611,457)	$ (1,428,721)
Total Liabilities and Stockholders’ Equity (Deficit)	52,603,112		25,167,372
Cash and cash equivalents	17,787,159		20,952,867
Restricted certificate of deposit	250,375		251,236
Short-term investments	4,959,263
Accounts receivable, net	1,622,434		794,136
Inventories	6,666,912
Contract assets	573,895		893,375
Prepaid insurance	2,392,978		67,219
Other Current assets	2,710,031		210,225
CleanTech Acquisition Corp
Current assets:
Cash		172,785	518,905	25,000
Prepaid expenses		30,157	73,865
Total current assets		202,942	592,770	25,000
Investments held in Trust Account		174,483,243	174,230,428
Total Assets		174,686,185	174,823,198	25,000
Current liabilities:
Promissory note – related party		400,333
Current liabilities:
Accounts payable		325,387	153,601
Accrued expenses		1,018,979	29,500	1,000
Accrued expenses – related party		113,333	53,333
Franchise tax payable		100,000	97,200
Total current liabilities		1,958,032	333,634	1,000
Warrant liabilities		5,056,000	7,973,250
Total Liabilities		7,014,032	8,306,884	1,000
Common stock subject to possible redemption		174,370,884	174,225,000
Stockholders’ (Deficit) Equity
Preferred stock
Common stock		431	431	431
Additional paid-in capital				24,569
Accumulated deficit		(6,699,162)	(7,709,117)	(1,000)
Total Stockholders’ (Deficit) Equity		(6,698,731)	(7,708,686)	24,000
Total Liabilities and Stockholders’ Equity (Deficit)		$ 174,686,185	174,823,198	$ 25,000
Series A Preferred Stock
Stockholders’ (Deficit) Equity
Preferred stock			3,348
Series B Preferred Stock
Stockholders’ (Deficit) Equity
Preferred stock			$ 7,254